Restructuring and Other	12 Months Ended
Dec. 31, 2021
Disclosure Of Restructuring And Other Recoveries [Abstract]
Restructuring and Other
NOTE 10.
RESTRUCTURING AND OTHER
In response to the economic slowdown caused by
COVID-19,
governments enacted various employer assistance and economic stimulus programs. In the second quarter of 2020, the Government of Canada introduced the Canadian Emergency Wage Subsidy program. For the year ended December 31, 2021, Precision recognized $24 million (2020 – $26 million) of salary and wage subsidies. Wage subsidies were presented as reductions of operating and general and administrative expense of $21 million (2020 – $21 million) and $3 million (2020 – $5 million), respectively.
For the period ended December 31, 2020, the Corporation incurred restructuring charges of
$18
 million. These charges were comprised of severance, as the Corporation aligned its cost structure to reflect reduced global activity, and certain costs associated with the shutdown of its directional drilling operations in the United States. Precision did not
recognize any restructuring costs in 2021.